Note 18 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reclassification to Interest and finance costs, effective portion	$ 13	$ (1,502)
Reclassification to Interest and finance costs, ineffective portion	0	0
Total, effective portion	(8,114)	(5,736)
Total, ineffective portion	0	0
Interest Rate Swap [Member]
Interest rate swaps, effective portion	(8,127)	(4,234)
Interest rate swaps, ineffective portion	$ 0	$ 0